NIM
Nuveen Select Maturities Municipal Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.3%
	MUNICIPAL BONDS – 97.0%
	National – 0.1%
$69	Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021, 1.877%, 7/25/37	No Opt. Call	AA+	$68,973
	Alabama – 1.6%
85	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A, 4.000%, 7/01/37	7/28 at 100.00	Aa3	96,212
215	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	227,287
565	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	573,080
625	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23)	No Opt. Call	A1	653,806
100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	107,410
135	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	138,749
260	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	278,808
107	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	113,255
2,092	Total Alabama			2,188,607
	Alaska – 0.5%
370	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	369,767
100	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2022A-II, 2.350%, 12/01/39 (WI/DD, Settling 1/12/22)	12/30 at 100.00	N/R	100,119
150	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series 2022B-1, 2.150%, 6/01/36 (WI/DD, Settling 1/12/22)	12/30 at 100.00	N/R	149,890
620	Total Alaska			619,776
	Arizona – 3.7%
75	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	75,469
315	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27 (Pre-refunded 2/01/22)	2/22 at 100.00	AA- (4)	316,140

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
$425	5.000%, 7/01/25	7/22 at 100.00	A1	$434,006
685	5.000%, 7/01/26	7/22 at 100.00	A1	699,207
685	5.000%, 7/01/27	7/22 at 100.00	A1	698,899
120	Arizona State, Certificates of Participation, Refunding Series 2019A, 5.000%, 10/01/27 (ETM)	No Opt. Call	Aa2 (4)	148,524
600	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	618,486
135	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	139,630
375	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	413,906
115	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	119,394
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
245	5.000%, 12/01/32	No Opt. Call	A3	323,537
730	5.000%, 12/01/37	No Opt. Call	A3	1,024,037
4,505	Total Arizona			5,011,235
	Arkansas – 0.1%
165	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44 (Mandatory Put 9/01/27)	3/27 at 100.00	BBB+	196,536
	California – 8.3%
100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	106,602
95	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 5.000%, 6/01/30	No Opt. Call	A	123,929
390	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 3.750%, 2/01/32	2/27 at 100.00	AA	430,806
25	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	29,044
136	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	156,360
100	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-3, 3.250%, 8/20/36	No Opt. Call	BBB	113,139
275	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/31, 144A	7/26 at 100.00	BB	313,060
1,040	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	1,127,329

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$105	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	$114,025
290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	316,291
205	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	222,439
150	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	169,292
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
710	5.000%, 12/01/27, 144A	No Opt. Call	BB	848,911
30	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	36,475
155	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45 (Mandatory Put 11/01/29)	No Opt. Call	AA-	201,144
185	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	240,074
245	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Variable Rate Demand Obligation Series 2003D, 5.000%, 5/01/33 (Mandatory Put 11/01/29)	No Opt. Call	AA-	317,936
100	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1, 3.000%, 7/01/43, 144A	7/32 at 100.00	N/R	94,081
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012, 5.000%, 1/01/24 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (4)	261,007
235	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66	12/31 at 27.75	N/R	46,201
150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	BB (4)	152,030
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/32	9/24 at 100.00	N/R	109,330
155	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	1/22 at 100.00	AA	155,428
1,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (5)	2/28 at 100.00	Aa1	1,183,280
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 – AGC Insured	No Opt. Call	AA	1,923,660
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	37,657
80	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	83,500
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 0.000%, 8/01/37	No Opt. Call	AAA	1,518,680
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29 (Pre-refunded 1/15/25)	1/25 at 100.00	A- (4)	473,270

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$215	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/25	No Opt. Call	Baa2	$246,493
10,971	Total California			11,151,473
	Colorado – 1.7%
750	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/30 (AMT)	12/27 at 100.00	A-	861,037
110	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	128,314
215	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	Baa1	222,605
35	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.500%, 1/01/35	1/24 at 100.00	AA-	38,453
100	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H, 2.000%, 5/01/42	5/30 at 100.00	AAA	98,042
100	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	108,465
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
310	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	277,497
320	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	259,542
100	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 5.000%, 1/15/31	No Opt. Call	A-	129,637
100	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	106,114
2,140	Total Colorado			2,229,706
	Connecticut – 1.2%
370	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36	1/30 at 100.00	A+	433,463
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/28	No Opt. Call	BBB+	59,177
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	106,191
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	200,674
160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	164,070
100	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3, 1.850%, 5/15/38	5/30 at 100.00	AAA	97,383
325	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	Aa3	331,425
90	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	Aa3	92,310
120	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	122,598
20	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	Aa3	21,212
1,535	Total Connecticut			1,628,503

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware – 0.3%
$210	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	$210,514
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	181,557
380	Total Delaware			392,071
	District of Columbia – 0.5%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB-	123,182
355	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	389,275
25	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 4.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	28,239
125	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/34	7/31 at 100.00	AA	154,569
625	Total District of Columbia			695,265
	Florida – 3.3%
80	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	93,533
220	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017, 3.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	248,525
400	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25	12/24 at 100.00	AA	452,004
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
25	4.750%, 11/01/23 (ETM)	No Opt. Call	N/R (4)	26,415
370	6.000%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	407,018
300	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	327,642
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
425	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	1/22 at 102.00	N/R	433,576
665	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/22 at 103.00	N/R	680,967
575	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/22 at 103.00	N/R	587,978
65	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	68,451
105	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2, 2.050%, 7/01/41	7/30 at 100.00	Aaa	104,055
15	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A, 5.000%, 10/01/27	No Opt. Call	AA	18,375
90	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (4)	101,990

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$100	Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida Incorporated Project, Series 2021B-1, 2.000%, 1/01/29	No Opt. Call	N/R	$100,340
50	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34	9/30 at 86.77	A+	36,018
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
160	5.000%, 9/01/22	No Opt. Call	A+	164,987
350	5.000%, 9/01/23	9/22 at 100.00	A+	360,657
185	5.000%, 9/01/25	9/22 at 100.00	A+	190,591
4,180	Total Florida			4,403,122
	Georgia – 2.3%
30	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%, 8/01/25 – NPFG Insured (Pre-refunded 8/01/22)	No Opt. Call	N/R (4)	30,877
280	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	287,949
250	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A, 2.600%, 12/01/32	6/29 at 100.00	AAA	265,280
1,000	Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/27	No Opt. Call	AAA	1,234,270
265	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	289,285
40	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B, 5.000%, 9/01/25	No Opt. Call	AA	46,421
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/23	10/22 at 100.00	Baa1	932,598
2,765	Total Georgia			3,086,680
	Guam – 0.2%
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
80	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (4)	88,181
70	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	75,599
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (4)	150,557
290	Total Guam			314,337
	Hawaii – 1.4%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB	212,856
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	1,085,450
20	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	AA-	22,915
510	HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	544,221
1,730	Total Hawaii			1,865,442

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.5%
$475	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	$500,992
170	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A	12/26 at 103.00	N/R	171,154
645	Total Idaho			672,146
	Illinois – 12.8%
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2013A:
170	0.000%, 1/01/30 (Pre-refunded 7/01/23)	7/23 at 72.73	A2 (4)	123,058
100	0.000%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 65.29	A2 (4)	64,981
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
10	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	10,174
10	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	10,362
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	26,355
25	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	26,319
65	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	68,362
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
15	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	15,261
15	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	15,543
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	26,355
35	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	36,847
40	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	42,069
1,215	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	1,467,659
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB	981,030
290	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	346,147
200	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	238,170
300	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24	No Opt. Call	BB	336,051
310	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	346,078
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
60	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	62,807
140	5.000%, 1/01/23 (ETM)	No Opt. Call	BBB+ (4)	146,551
225	5.000%, 1/01/24	No Opt. Call	BBB+	244,107
190	5.000%, 1/01/25	No Opt. Call	BBB+	213,045
180	5.000%, 1/01/26	No Opt. Call	BBB+	207,331
55	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/39	11/30 at 100.00	AA-	64,946

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$590	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 3.300%, 3/01/28 – BAM Insured	3/26 at 100.00	AA	$640,551
215	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2, 4.000%, 11/01/30	No Opt. Call	AA	245,949
1,850	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/24	No Opt. Call	AA+	1,991,876
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	469,519
560	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 4.625%, 9/01/39 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	622,485
300	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 2.150%, 10/01/41	4/30 at 100.00	Aaa	300,297
	Illinois State, General Obligation Bonds, February Series 2014:
320	5.000%, 2/01/24	No Opt. Call	BBB	349,363
400	5.000%, 2/01/25	2/24 at 100.00	BBB	436,060
325	5.000%, 2/01/26	2/24 at 100.00	BBB	354,230
100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/28	11/27 at 100.00	BBB	120,440
400	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	BBB	487,712
1,000	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/22	No Opt. Call	BBB	1,027,090
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	BBB	301,302
240	5.500%, 7/01/26	7/23 at 100.00	BBB	258,259
520	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA-	604,833
450	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/26	No Opt. Call	AA-	527,278
460	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	532,685
25	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42	12/30 at 100.00	BBB+	30,794
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
365	4.000%, 2/01/28 – BAM Insured	No Opt. Call	AA	426,481
200	4.000%, 2/01/29 – BAM Insured	2/28 at 100.00	AA	232,372
395	4.000%, 2/01/30 – BAM Insured	2/28 at 100.00	AA	454,744
255	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/25	No Opt. Call	A	291,832
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
50	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	56,188
95	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	106,757
200	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	226,114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
$25	5.000%, 3/01/22	No Opt. Call	A	$25,182
245	5.000%, 3/01/33	3/25 at 100.00	A	276,970
160	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	180,664
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/22	No Opt. Call	A	514,475
15,430	Total Illinois			17,212,110
	Indiana – 1.1%
80	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	79,540
10	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/24	No Opt. Call	AA	11,262
30	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	30,031
350	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41	7/30 at 100.00	Aaa	351,040
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	A+	156,918
250	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29	8/24 at 100.00	A	277,880
600	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	623,214
1,460	Total Indiana			1,529,885
	Iowa – 0.4%
200	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	214,878
220	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	234,153
100	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.200%, 7/01/41	7/30 at 100.00	AAA	100,878
520	Total Iowa			549,909
	Kansas – 0.7%
500	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54 (Mandatory Put 11/15/28)	No Opt. Call	AA	632,170
100	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	103,179
150	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/22	No Opt. Call	A	154,573
750	Total Kansas			889,922
	Kentucky – 1.7%
30	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/36	2/30 at 100.00	BBB+	34,391

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$115	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	$118,236
550	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31	6/27 at 100.00	Baa2	650,325
225	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	240,448
385	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	419,631
125	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	136,953
115	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	133,234
500	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	504,630
50	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/23 (ETM)	No Opt. Call	A+ (4)	51,794
25	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A, 5.000%, 4/01/29	No Opt. Call	AA-	31,540
2,120	Total Kentucky			2,321,182
	Louisiana – 3.1%
100	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/39	12/29 at 100.00	BB	119,860
30	Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2021D, 2.350%, 12/01/41	6/30 at 100.00	N/R	30,375
1,185	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	1,300,016
150	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30	5/27 at 100.00	A	180,429
165	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 5.000%, 5/15/29	5/26 at 100.00	A	193,350
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
525	5.000%, 5/15/22	No Opt. Call	A	533,925
415	5.000%, 5/15/24	No Opt. Call	A	458,662
30	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/29	7/23 at 100.00	A2	32,026
140	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/25	No Opt. Call	A+	162,950
100	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	115,098
590	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	598,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$105	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	$138,544
100	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	104,538
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
25	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	31,489
165	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	190,453
3,825	Total Louisiana			4,190,435
	Maine – 0.3%
100	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A+	117,796
100	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 2.050%, 11/15/41	5/30 at 100.00	AA+	98,604
55	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.550%, 11/15/40	5/29 at 100.00	AA+	56,844
140	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 2.150%, 11/15/41	11/30 at 100.00	AA+	137,180
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	35,785
430	Total Maine			446,209
	Maryland – 1.0%
335	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/30	9/27 at 100.00	CCC	360,467
180	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	Aa1	190,703
220	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.950%, 9/01/41	3/30 at 100.00	Aa1	212,403
175	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B, 2.100%, 9/01/41	3/30 at 100.00	Aa1	174,534
400	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C, 2.450%, 9/01/41	9/30 at 100.00	N/R	402,280
1,310	Total Maryland			1,340,387
	Massachusetts – 0.8%
200	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A, 5.000%, 7/01/27	7/24 at 100.00	B-	202,190
100	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	107,236
110	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	136,159
60	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33	7/28 at 100.00	A	73,985
100	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/36, 144A	7/30 at 100.00	BB+	124,076

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$35	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/37	7/31 at 100.00	A-	$45,636
115	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	121,671
70	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40	6/30 at 100.00	AA+	69,655
65	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41	6/30 at 100.00	AA+	65,315
65	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-223, 2.350%, 6/01/39	12/30 at 100.00	N/R	65,391
100	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	106,684
1,020	Total Massachusetts			1,117,998
	Michigan – 2.0%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Bonds, Development Area 1 Projects, Refunding Series 1996B, 0.000%, 7/01/23	No Opt. Call	BB+	385,276
165	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A+	198,952
150	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A+	171,301
50	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	54,833
270	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 2.250%, 10/01/41	10/30 at 100.00	AA	271,353
255	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	268,693
360	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.600%, 12/01/40	6/30 at 100.00	AA+	373,612
125	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41	12/30 at 100.00	AA+	124,265
25	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, 4.000%, 10/01/61 (Mandatory Put 10/01/26) (AMT)	No Opt. Call	BB	27,898
705	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%, 12/01/33 (AMT)	12/25 at 100.00	A1	812,315
2,505	Total Michigan			2,688,498
	Minnesota – 0.5%
10	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 4.250%, 2/15/48	2/28 at 100.00	A-	11,379
92	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	93,469
105	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.500%, 7/01/40	7/29 at 100.00	AA+	108,215

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$70	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 2.000%, 7/01/40	1/30 at 100.00	AA+	$70,223
100	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.200%, 7/01/41	7/30 at 100.00	AA+	100,878
115	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H, 2.350%, 7/01/41	1/31 at 100.00	N/R	115,124
200	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A, 2.000%, 2/01/28	2/27 at 100.00	AAA	210,444
692	Total Minnesota			709,732
	Mississippi – 0.2%
130	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	136,551
100	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc. Project, Refunding Series 2019, 2.500%, 4/01/22	1/22 at 100.00	BBB+	100,442
30	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 2.000%, 12/01/40	6/30 at 100.00	Aaa	29,967
45	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 5.000%, 10/15/23	No Opt. Call	A+	48,561
305	Total Mississippi			315,521
	Missouri – 0.2%
100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/26	11/25 at 100.00	N/R	104,284
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	105,446
30	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	31,360
60	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B, 2.000%, 11/01/41	5/30 at 100.00	AA+	58,491
290	Total Missouri			299,581
	Montana – 0.4%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33	1/23 at 100.00	N/R	266,838
300	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33	3/30 at 102.00	A1	312,531
25	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B, 2.000%, 12/01/41	12/30 at 100.00	AA+	24,448
585	Total Montana			603,817
	Nebraska – 1.0%
100	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	107,771
120	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23 (Pre-refunded 6/15/22)	6/22 at 100.00	AA- (4)	122,086
75	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	78,188

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$515	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.300%, 9/01/32	3/29 at 100.00	AA+	$535,348
230	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C, 2.300%, 9/01/41	9/30 at 100.00	AA+	230,777
100	Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge Bonds, Series 2021, 2.000%, 6/01/27	6/26 at 100.00	Aaa	105,079
140	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021, 2.000%, 12/15/50	12/30 at 100.00	A+	130,663
1,280	Total Nebraska			1,309,912
	Nevada – 0.5%
200	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	AA+ (4)	220,538
65	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/34	7/27 at 100.00	Aa3	73,514
35	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22	No Opt. Call	N/R	35,583
100	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A, 2.200%, 10/01/41	10/30 at 100.00	AA+	100,184
65	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	67,434
200	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	202,132
665	Total Nevada			699,385
	New Hampshire – 0.3%
253	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	301,577
115	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%, 1/01/36 (Pre-refunded 1/01/26) (AMT)	1/26 at 100.00	N/R (4)	130,940
368	Total New Hampshire			432,517
	New Jersey – 7.5%
535	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/30	2/24 at 100.00	BBB+	579,908
180	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	192,411

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$375	5.000%, 6/15/22	No Opt. Call	BBB	$382,897
375	5.000%, 6/15/23	6/22 at 100.00	BBB	382,718
210	5.000%, 6/15/24	6/22 at 100.00	BBB	214,259
510	5.000%, 6/15/25	6/22 at 100.00	BBB	520,261
150	5.000%, 6/15/26	6/22 at 100.00	BBB	153,000
125	4.250%, 6/15/27	6/22 at 100.00	BBB	127,036
300	5.000%, 6/15/28	6/22 at 100.00	BBB	305,895
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/28 (AMT)	1/24 at 100.00	A2	240,240
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	Baa1	1,141,670
125	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2019A, 2.200%, 10/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	132,611
100	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2020D, 1.100%, 11/01/29 (Mandatory Put 12/01/27) (AMT)	No Opt. Call	A+	99,544
775	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	830,707
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	Baa1	998,400
1,590	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	Baa1	1,730,779
170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	Baa1 (4)	173,636
175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	Baa1	197,526
150	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D, 5.000%, 1/01/28	No Opt. Call	A+	176,763
135	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	141,795
265	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q, 3.000%, 1/01/22	No Opt. Call	Baa1	265,000
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
670	5.000%, 6/01/29	6/28 at 100.00	A	826,579
100	5.000%, 6/01/31	6/28 at 100.00	A-	122,069
170	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB	172,103
9,685	Total New Jersey			10,107,807
	New Mexico – 0.4%
50	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	52,746

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$100	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41	7/30 at 100.00	Aaa	$100,259
325	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	368,972
475	Total New Mexico			521,977
	New York – 5.4%
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015:
210	5.000%, 7/01/23	No Opt. Call	BBB	223,658
205	5.000%, 7/01/24	No Opt. Call	BBB	222,396
120	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	129,007
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/28, 144A	6/27 at 100.00	BBB-	241,206
775	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A, 5.000%, 5/15/25	5/22 at 100.00	AA	788,694
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
240	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	239,546
170	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	167,164
295	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	300,154
375	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	386,704
155	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	162,787
505	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	506,444
120	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/33	11/30 at 100.00	A3	151,144
200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D, 5.000%, 11/15/29	11/22 at 100.00	A3	207,588
60	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	67,294
105	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	105,210
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
25	4.000%, 1/01/32 – AGM Insured	1/31 at 100.00	AA	30,255
100	3.000%, 1/01/33 – AGM Insured	1/31 at 100.00	AA	109,313
350	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1, 5.000%, 8/01/29	No Opt. Call	AA	450,639

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$100	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%, 11/01/33	11/27 at 100.00	Aa2	$110,060
215	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%, 11/01/34	5/28 at 100.00	Aa2	224,380
205	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	224,904
120	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 2.650%, 10/01/34	10/28 at 100.00	Aa1	125,182
100	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.300%, 10/01/40	10/29 at 100.00	Aa1	100,658
100	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 233, 2.200%, 4/01/36	4/30 at 100.00	Aa1	100,707
245	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Social Series 239, 2.450%, 10/01/41	10/30 at 100.00	Aa1	247,181
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
135	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	145,544
230	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	247,820
185	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	204,005
100	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	109,932
55	4.000%, 7/01/46 – AGM Insured (AMT)	7/24 at 100.00	AA	59,066
500	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	549,110
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
60	5.000%, 1/01/22 (AMT)	No Opt. Call	BBB	60,000
60	5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	62,519
140	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series 2021B-EFRB, 3.600%, 7/01/29	No Opt. Call	N/R	141,406
115	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A	No Opt. Call	N/R	115,840
6,875	Total New York			7,317,517
	North Carolina – 1.4%
95	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40	1/29 at 100.00	AA+	100,337
1,340	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	1,551,077
250	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27	7/26 at 96.08	BBB	221,617
1,685	Total North Carolina			1,873,031

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.6%
$270	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021, 3.000%, 5/01/46	5/27 at 100.00	Baa2	$275,751
75	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	79,865
55	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 2.700%, 7/01/35	7/29 at 100.00	Aa1	57,751
100	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.350%, 7/01/40	1/30 at 100.00	Aa1	101,411
100	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa1	100,180
200	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/28	No Opt. Call	BBB-	245,112
800	Total North Dakota			860,070
	Ohio – 5.5%
145	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	AA- (4)	147,295
100	American Municipal Power Inc., Ohio, Fremont Energy Center Revenue Bonds, Refunding Series 2021A, 5.000%, 2/15/34	2/31 at 100.00	A	130,550
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
155	5.000%, 6/01/28	No Opt. Call	A	192,242
75	5.000%, 6/01/30	No Opt. Call	A	96,701
200	5.000%, 6/01/31	6/30 at 100.00	A-	256,214
130	5.000%, 6/01/32	6/30 at 100.00	A-	165,805
505	5.000%, 6/01/35	6/30 at 100.00	A-	637,800
100	5.000%, 6/01/36	6/30 at 100.00	A-	125,761
30	4.000%, 6/01/48	6/30 at 100.00	BBB+	33,756
100	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	116,212
150	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/27	No Opt. Call	AAA	183,412
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	496,162
20	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 3.000%, 8/01/40	2/31 at 100.00	A+	21,640
35	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	Aa3	36,246
45	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	56
100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	125
425	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	531

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$90	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	No Opt. Call	N/R	$113
130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (6)	No Opt. Call	N/R	163
335	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	346,621
225	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	246,616
350	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	384,380
100	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	105,187
100	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	102,969
45	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	49,820
25	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/37	1/30 at 100.00	A3	30,642
130	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	137,940
90	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40	3/29 at 100.00	Aaa	94,131
25	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40	9/29 at 100.00	Aaa	25,483
2,430	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/34 (5)	2/31 at 100.00	Aa3	3,060,488
120	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	150
230	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	287
110	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	138
220	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (6)	No Opt. Call	N/R	275
235	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	294
110	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	138

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$100	Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project, Series 2021F, 2.250%, 11/15/36	5/28 at 100.00	N/R	$99,674
85	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	91,638
8,080	Total Ohio			7,417,655
	Oklahoma – 1.6%
70	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020, 4.000%, 12/01/28	No Opt. Call	A	83,474
115	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020, 2.750%, 9/01/31	9/30 at 100.00	A	125,957
800	Caddo County Governmental Building Authority, Oklahoma, Sales Tax Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33	9/28 at 100.00	BBB+	875,200
100	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Norman Technology Center Project, Series 2021, 4.000%, 5/01/35	5/31 at 100.00	N/R	121,045
250	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	A	304,192
220	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/28	No Opt. Call	Baa3	270,970
45	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35	3/29 at 100.00	Aaa	46,237
100	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A, 4.000%, 9/01/31	No Opt. Call	N/R	123,932
125	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019, 5.000%, 3/01/31	3/29 at 100.00	A-	156,445
1,825	Total Oklahoma			2,107,452
	Oregon – 1.1%
1,250	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Deferred Interest Series 2017B, 0.000%, 6/15/31	6/27 at 85.82	AA+	993,963
25	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020B-1, 3.250%, 11/15/25	1/22 at 100.00	N/R	25,017
95	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa2	94,605
360	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	370,915
1,730	Total Oregon			1,484,500
	Pennsylvania – 5.1%
100	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30	No Opt. Call	AA	129,835
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	119,113

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$220	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	$275
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
115	5.000%, 11/01/29	11/27 at 100.00	BB-	133,123
145	4.000%, 11/01/32	11/27 at 100.00	BB-	157,000
115	3.750%, 11/01/42	11/27 at 100.00	BB-	116,991
330	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	390,595
435	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	497,061
105	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	125,017
185	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	235,553
240	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	242,098
455	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	458,717
175	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	190,295
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	6
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27	1/24 at 100.00	AA	548,265
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	274,500
230	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/25 (AMT)	No Opt. Call	BBB	269,799
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/42	11/22 at 100.00	BB+	152,513
250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	267,803
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	26,787
100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	106,203

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$150	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35	10/29 at 100.00	AA+	$153,402
160	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133, 2.350%, 10/01/40	10/29 at 100.00	AA+	161,619
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
400	5.000%, 6/01/29	6/26 at 100.00	A3	471,220
855	5.000%, 6/01/35	6/26 at 100.00	A3	1,004,266
250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017, 5.000%, 12/01/32	12/27 at 100.00	A3	305,982
85	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	90,426
50	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	51,321
115	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021C, 4.000%, 5/15/30	5/29 at 100.00	AA	138,570
6,295	Total Pennsylvania			6,818,355
	Puerto Rico – 2.2%
135	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	145,855
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
215	5.250%, 7/01/24	7/22 at 100.00	CCC	220,078
120	4.250%, 7/01/25	7/22 at 100.00	CCC	122,245
260	5.000%, 7/01/33	7/22 at 100.00	CCC	265,821
135	5.125%, 7/01/37	7/22 at 100.00	CCC	138,106
65	5.250%, 7/01/42	7/22 at 100.00	CCC	66,535
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
282	0.000%, 7/01/27	No Opt. Call	N/R	261,093
354	0.000%, 7/01/29	7/28 at 98.64	N/R	311,117
634	0.000%, 7/01/31	7/28 at 91.88	N/R	516,577
352	0.000%, 7/01/33	7/28 at 86.06	N/R	267,253
251	4.500%, 7/01/34	7/25 at 100.00	N/R	275,021
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
162	4.329%, 7/01/40	7/28 at 100.00	N/R	182,945
169	4.329%, 7/01/40	7/28 at 100.00	N/R	190,850
3,134	Total Puerto Rico			2,963,496
	Rhode Island – 0.3%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (4)	217,416

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
$180	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41	4/30 at 100.00	AA+	$180,178
50	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%, 10/01/40	10/29 at 100.00	AA+	51,214
430	Total Rhode Island			448,808
	South Carolina – 0.3%
130	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	138,655
170	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	168,202
80	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A	91,078
380	Total South Carolina			397,935
	South Dakota – 0.2%
45	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B, 3.850%, 11/01/33	11/27 at 100.00	AAA	49,509
75	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41	5/30 at 100.00	AAA	75,419
100	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41	5/30 at 100.00	AAA	100,483
220	Total South Dakota			225,411
	Tennessee – 1.2%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
105	4.000%, 1/01/22	No Opt. Call	A+	105,000
180	5.000%, 1/01/23	No Opt. Call	A+	188,367
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/27, 144A (6)	No Opt. Call	N/R	60,000
85	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-3, 2.300%, 7/01/41	1/31 at 100.00	N/R	85,714
100	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	110,406
60	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	77,158
920	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	956,892
1,550	Total Tennessee			1,583,537
	Texas – 5.3%
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
40	5.000%, 1/01/28	1/27 at 100.00	BB+	45,622
55	5.000%, 1/01/30	1/27 at 100.00	BB+	62,135

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/31 (Pre-refunded 7/01/25)	7/25 at 100.00	A- (4)	$1,154,720
25	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019, 5.000%, 9/01/34	9/28 at 100.00	A	30,684
130	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	134,092
250	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	262,290
385	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	429,152
50	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	54,261
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	492,335
430	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	496,345
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	B1	108,563
100	5.250%, 12/01/28	12/25 at 100.00	B1	108,164
100	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	1/22 at 105.00	BB-	105,169
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
450	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	463,351
380	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	391,275
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
245	0.000%, 9/01/43 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	344,205
490	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	738,508
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
190	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	199,086
290	5.000%, 1/01/23	No Opt. Call	A+	303,749
100	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 2.750%, 1/01/36, 144A (AMT)	7/23 at 103.00	N/R	99,769
100	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C, 2.000%, 8/15/46	8/30 at 100.00	AAA	93,326
100	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41	3/30 at 100.00	Aaa	97,826
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
210	4.000%, 12/31/38	12/29 at 100.00	Baa2	244,266
125	4.000%, 12/31/39	12/29 at 100.00	Baa2	145,132

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$475	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	$530,214
6,320	Total Texas			7,134,239
	Virginia – 1.2%
200	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	204,342
130	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	132,823
120	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	120,445
310	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	311,023
605	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	619,526
140	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 0.750%, 10/01/40 (Mandatory Put 9/02/25)	No Opt. Call	A2	141,284
60	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	60,994
1,565	Total Virginia			1,590,437
	Washington – 1.6%
1,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/23 (AMT)	No Opt. Call	AA-	1,057,520
5	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	5,655
275	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	320,785
100	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.200%, 6/01/41	6/30 at 100.00	Aaa	100,485
109	Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%, 12/20/35	No Opt. Call	BBB+	126,493
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	601,023
2,074	Total Washington			2,211,961
	West Virginia – 0.5%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	108,536

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$155	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, 0.625%, 12/01/38 (Mandatory Put 12/15/25)	No Opt. Call	A-	$153,776
115	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	115,768
80	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	89,155
240	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 3.375%, 6/01/29	6/27 at 100.00	A	265,080
690	Total West Virginia			732,315
	Wisconsin – 2.8%
600	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	648,378
350	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	378,633
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
65	4.050%, 11/01/30	5/26 at 100.00	BBB	71,656
175	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	194,742
45	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/22 (ETM)	No Opt. Call	AA- (4)	45,525
40	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41	10/28 at 102.00	N/R	42,768
60	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A, 4.000%, 10/15/34	10/31 at 100.00	AA-	73,634
100	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	118,266
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26	12/24 at 100.00	AA-	1,692,735
335	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2020A, 2.700%, 9/01/35	9/29 at 100.00	AA	345,197
100	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2021C, 2.500%, 11/01/41	5/31 at 100.00	N/R	100,358
3,370	Total Wisconsin			3,711,892
	Wyoming – 0.1%
85	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	91,483
25	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 2.625%, 12/01/35	6/29 at 100.00	AA+	26,273
110	Total Wyoming			117,756
$123,560	Total Municipal Bonds (cost $121,063,425)			130,807,023

Shares	Description (1)	Value
	COMMON STOCKS – 2.2%
	Electric Utilities – 2.2%
65,897	Energy Harbor Corp (7), (8), (9)	$3,069,680
	Total Common Stocks (cost $1,755,741)	3,069,680

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES – 0.1%
$109	Freddie Mac Multi-Family ML Certificates, Series ML 10, Series 2021	2.032%	1/25/38	AA+	$110,192
109	Total Asset-Backed Securities(cost $113,685)				110,192
	Total Long-Term Investments (cost $122,932,851)				133,986,895
	Other Assets Less Liabilities – 0.7%				894,502
	Net Assets Applicable to Common Shares – 100%				$134,881,397
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$130,807,023	$ —	$130,807,023
Common Stocks	—	3,069,680	—	3,069,680
Asset-Backed Securities	—	110,192	—	110,192
Total	$ —	$133,986,895	$ —	$133,986,895

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 0.000%, 7/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.